Short-Term Borrowings and Long-Term Debt (Long-Term Debt with Original Maturities of More than One Year) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Debt Instrument [Line Items]
Obligations under capital leases	¥ 25,020	¥ 36,010
Loan participation borrowings	142,838	89,353
Senior borrowings and bonds	7,503,032	9,184,075
Subordinated borrowings and bonds	3,858,510	3,645,792
Total	¥ 11,529,400	¥ 12,955,230